Cover Page	3 Months Ended
Jul. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q1
Entity Registrant Name	MindWalk Holdings Corp.
Entity Central Index Key	0001715925
Current Fiscal Year End Date	--04-30
Entity Address, Address Line One	Industrious 823 Congress Ave Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701